Loans (Narrative) (Details) € in Thousands, ₪ in Thousands	1 Months Ended								12 Months Ended
	May 31, 2028 EUR (€)	Nov. 30, 2027 EUR (€)	May 29, 2018 EUR (€)	May 17, 2018 EUR (€)	Jun. 29, 2015 EUR (€)	Dec. 24, 2014 ILS (₪)	May 16, 2012 ILS (₪)	Feb. 17, 2011 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 ILS (₪)	May 16, 2012 EUR (€)	Nov. 30, 2011 EUR (€)	Dec. 31, 2010
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 66,092	€ 44,864
Interest rate basis									EURIBOR	EURIBOR
Interest rate									3.50%	3.50%					3.43%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate									1.60%	1.60%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate									3.50%	3.50%
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 930
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date									December 31, 2022
Proportion of ownership interest									75.00%
Sheva Mizrakot Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest									25.00%
Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									12 years 3 months
Goor Loan Agreement [Member] | Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate									3.00%
Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date							December 31, 2031
Interest rate							4.65%						4.65%
Euro [Member] | Italian Subsidiaries [Member] | Facility Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis			Euribor 6 month rate with a fixed interest rate of 0.71%
Interest rate			2.56%
Proceeds from project finance				€ 35,900
Terms of project finance				The euro 35.9 million principal amount is divided into: (i) five term loan facilities, one for each Subsidiary, which are to be used to refinance the existing financing of the subsidiaries including the finance lease obligation and for general purposes of the Subsidiaries.
Percentage of maximum guaranteed amount				180.00%
Guarantee amount				€ 1,800
Interest swap agreement amount			€ 25,000
Percentage of overall amount of term loan facilities			75.00%
Euro [Member] | Italian Subsidiaries [Member] | Facility Agreement [Member] | Aggregate amount [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from project finance	€ 33,700	€ 2,200
Euro [Member] | Italian Subsidiaries [Member] | Facility Agreement [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Guarantee amount				1,000
Euro [Member] | Italian Subsidiaries [Member] | Facility Agreement [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Guarantee amount				€ 1,500
Euro [Member] | Tranche One [Member] | Italian Subsidiaries [Member] | Facility Agreement [Member] | Aggregate amount [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from project finance	€ 33,700	€ 2,200
Euro [Member] | Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Amount Withdrawn from loan account										€ 5,600
Euro [Member] | Goor Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 3,510
Euro [Member] | Goor Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 2,090
Interest rate									2.50%
Euro [Member] | Oude Tonge Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
On-call Credit facility									€ 100
Euro [Member] | Oude Tonge Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 3,150
Interest rate									3.10%
Maturity period									12 years 2 months 30 days
Amount Withdrawn from loan account									€ 4,850
Euro [Member] | Oude Tonge Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 1,540
Interest rate									2.90%
Maturity period									12 years 2 months 30 days
Amount Withdrawn from loan account									€ 4,850
Euro [Member] | Oude Tonge Loan Agreement [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 160
Interest rate									3.40%
Maturity period									12 years 2 months 30 days
Amount Withdrawn from loan account									€ 4,850
Euro [Member] | Ludan and Ellomay Luxemburg [Member]
Disclosure of detailed information about borrowings [line items]
Description of Debt Equity ratio and holdings									that Groen Goor will not make distributions or repurchase its shares so long as the equity (including oweners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including oweners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge and up to a maximum of €1.2 million
Euro [Member] | Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement													€ 0
NIS [Member] | Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement | ₪						₪ 25,000	₪ 80,000
Maturity date						June 30, 2028
Interest rate						4.52%
Amount Withdrawn from loan account | ₪											₪ 20,000	₪ 60,000
Senior Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis								200 basis points per annum
Maturity date								December 31, 2027
Senior Loan [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of Senior loan relevant to amount								80.00%
Loan agreement								€ 4,100						€ 3,800
Related expenses capitalized to loan														€ 170
Percentage of Payment of Commitment fees														0.50%
UBI Banca [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date					December 31, 2029
Interest rate					2.85%
UBI Banca [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 10,271
Related expenses capitalized to loan					€ 409
Credit Facility [Member] | Euro [Member] | Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 370